Earnings per share - Additional Information (Detail) - shares	Jun. 30, 2021	Jun. 30, 2020
Treasury shares [member]
Earnings per share [line items]
Ordinary shares in issue	70,489,953	70,750,170
Ordinary shares [member]
Earnings per share [line items]
Ordinary shares in issue	1,270,102,274	1,296,079,242